Expense Example - Global X U.S. 500 ETF - Global X U.S. 500 ETF Class	Aug. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 2
Expense Example, with Redemption, 3 Years	$ 6